UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):	[  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:	UAS Asset Management
Address:	441 Lexington Avenue #1220
	New York, NY 10017

Form 13F File Number: 28-

The institutional investment manger filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Ali Granmayeh
Title:	Managing Director
Phone:	212-983-5822
Signature,	Place, 	and Date of Signing:
ALI GRANMAYEH	New York, NY	February 14, 2008

Report Type (Check only one):
	[ X ] 13F HOLDINGS REPORT
	[   ] 13F NOTICE
	[   ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	29

Form 13F Information Table Value Total:	$124,394


List of Other Included Mangers:	N/A

FORM 13F INFORMATION TABLE
12/31/2007			Value	SHARES /	SH /	PUT /	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	Cusip	"(X $1,000)"	PRN AMT	PRN	CALL	DISCRETN	MANAGERS	SOLE	SHARED	NONE

AFLAC INC	COM	001055102	" 6,582 "	"105,100"	SH		SOLE			" 105,100 "
AMERICAN EXPRESS COMPANY	COM	025816109	" 9,264 "	"178,088"	SH		SOLE			" 178,088 "
AMERICAN INTERNATIONAL GROUP INC	COM	026874107	" 7,693 "	"131,962"	SH		SOLE			" 131,962 "
ANHEUSER BUSCH COS INC	COM	035229103	" 5,726 "	"109,405"	SH		SOLE			" 109,405 "
BEAR STEARNS COS INC	COM	073902108	 574 	"6,500"	SH		SOLE			" 6,500 "
BERKSHIRE HATHAWAY HLDG CO CL B COM	COM	084670207	" 21,274 "	"4,492"	SH		SOLE			" 4,492 "
BERKSHIRE HATHAWAY INC DEL CL A	COM	084670108	" 13,594 "	96	SH		SOLE			 96
BLACKSTONE GROUP L P COM UNIT REPSTG LTD P	COM	09253U108	 933 	"42,150"	SH		SOLE			" 42,150 "
CANADIAN NATURAL RES LTD	COM	136385101	" 4,710 "	"64,025"	SH		SOLE			" 64,025 "
COCA COLA COMPANY	COM	191216100	" 2,217 "	"36,122"	SH		SOLE			" 36,122 "
ENERGIZER HLDGS INC COM	COM	29266R108	" 8,707 "	"77,650"	SH		SOLE			" 77,650 "
EXXON MOBIL CORP COM	COM	30231G102	 223 	"2,378"	SH		SOLE			" 2,378 "
FEDEX CORP COM	COM	31428X106	" 3,660 "	"41,095"	SH		SOLE			" 41,095 "
FIRST AMERN CORP CALIF COM FORMERLY FIRST 	COM	318522307	 360 	"10,550"	SH		SOLE			" 10,550 "
GENERAL ELECTRIC CO COM	COM	369604103	 785 	"21,176"	SH		SOLE			" 21,176 "
HOME DEPOT INC COM	COM	437076102	" 1,967 "	"73,017"	SH		SOLE			" 73,017 "
JOHNSON & JOHNSON COM	COM	478160104	" 7,535 "	"112,964"	SH		SOLE			" 112,964 "
LEUCADIA NATIONAL CORP	COM	527288104	" 1,024 "	"21,750"	SH		SOLE			" 21,750 "
MARKEL CORP COM	COM	570535104	" 1,174 "	"2,390"	SH		SOLE			" 2,390 "
MERCK & CO INC	COM	589331107	 552 	"9,500"	SH		SOLE			" 9,500 "
MERRILL LYNCH & CO INC	COM	590188108	" 2,544 "	"47,400"	SH		SOLE			" 47,400 "
PFIZER INC COM	COM	717081103	" 3,561 "	"156,650"	SH		SOLE			" 156,650 "
POWERSHARES EXCHANGE TRADED FD TR WATER RE	COM	73935X575	 201 	"9,400"	SH		SOLE			" 9,400 "
PPG INDUSTRIES INC	COM	693506107	" 2,047 "	"29,150"	SH		SOLE			" 29,150 "
PROCTER & GAMBLE CO	COM	742718109	 888 	"12,100"	SH		SOLE			" 12,100 "
SUNCOR ENERGY INC	COM	867229106	" 5,395 "	"49,335"	SH		SOLE			" 49,335 "
TATA MTRS LTD SPON ADR.	COM	876568502	 217 	"11,500"	SH		SOLE			" 11,500 "
USG CORP (NEW) COMMON STOCK	COM	903293405	" 7,136 "	"199,375"	SH		SOLE			" 199,375 "
WELLS FARGO & CO NEW COM	COM	949746101	" 3,851 "	"127,575"	SH		SOLE			" 127,575 "